Financial and capital risk management - Sensitivity analysis of derivative financial instruments (Details 1) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 88	$ (83)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	88
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(229)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(546)
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	88
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	46
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	88
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	56
Brazilian Interbank Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	24
Long Term Interest Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(28)	(50)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(28)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(72)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(116)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(28)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(33)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(40)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(28)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(36)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(43)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(28)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(34)
Long Term Interest Rate Versus U S Fixed Rate Swap [Member] | Risk Tjlp Interest Rate Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(40)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(112)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(183)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(50)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(60)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(54)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(67)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(41)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(47)
Ndice Nacional De Preos Ao Consumidor Amplo Versus U S Fixed Rate Swap Membe [Member] | Risk Ipca Index Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(53)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	791	318
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	791
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(57)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(906)
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	791
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	728
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	663
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	791
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	666
Brazilian Real Fixed Rate Versus U S Fixed Rate Swap [Member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	548
Forward contract [member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	77	$ 82
Forward contract [member] | Risk Brazilian Real Depreciation [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	77
Forward contract [member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(8)
Forward contract [member] | Risk Brazilian Real Depreciation [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(93)
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	77
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	73
Forward contract [member] | Risk U S Interest Rate Inside Brazil Decrease [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	68
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	77
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	68
Forward contract [member] | Risk Brazilian Interest Rate Increase [Member] | Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ 60